Financial Instruments And Other Derivative Contracts - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	$ 505	$ 41
Assets Not designated	5,718	6,321
Assets, Total	6,223	6,362
Liabilities Designated	980	3,387
Liabilities Not designated	5,254	6,346
Liabilities, Total	6,234	9,733
Net	(11)	(3,371)
Interest Rate Swaps [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated		38
Assets Not designated	16	15
Assets, Total	16	53
Liabilities Designated	165	136
Liabilities Not designated	34	38
Liabilities, Total	199	174
Net	(183)	(121)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	22
Assets Not designated	403	469
Assets, Total	425	469
Liabilities Designated		10
Liabilities Not designated	591	348
Liabilities, Total	591	358
Net	(166)	111
Currency Swap and Options [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	483	3
Assets Not designated	208	280
Assets, Total	691	283
Liabilities Designated	815	3,241
Liabilities Not designated	76	545
Liabilities, Total	891	3,786
Net	(200)	(3,503)
Commodity Derivatives [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Not designated	4,929	5,480
Assets, Total	4,929	5,480
Liabilities Not designated	4,428	5,230
Liabilities, Total	4,428	5,230
Net	501	250
Other Contracts [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Not designated	162	77
Assets, Total	162	77
Liabilities Not designated	125	185
Liabilities, Total	125	185
Net	$ 37	$ (108)